Consolidated Statements of Operations (Partenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements Of Operations [Abstract]
Sales to related parties	$ 851	$ 558	$ 350
Services from related parties	$ 133	$ 42	$ 50